CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Interest and dividend income
Loans, including fees	$ 9,780	$ 10,558
Taxable securities	1,258	1,504
Tax exempt securities	596	797
Federal funds sold and other	116	124
Total interest and dividend income	11,750	12,983
Interest expense
Deposits	1,877	2,646
Federal Home Loan Bank advances and other	451	607
Total interest expense	2,328	3,253
Net interest income	9,422	9,730
Provision for loan losses	106	902
Net interest income after provision for loan losses	9,316	8,828
Non-interest income
Recovery (Loss) - fictitious loans	743	(151)
Service charges on deposits	562	578
Loss on disposal of equipment	(9)	(69)
Gains on mortgage banking activity	701	442
Net gains on sales of securities	22	246
Income from company owned life insurance	202	218
Other	45	27
Total non-interest income	2,266	1,291
Non-interest expense
Salaries and employee benefits	4,293	4,223
Occupancy and equipment	874	845
Data processing	723	661
Federal deposit insurance	174	189
Foreclosed assets, net	296	144
Advertising	123	280
Professional Fees	662	649
Other taxes	250	233
Other	1,148	909
Total non-interest expense	8,543	8,133
Income before income taxes	3,039	1,986
Income tax expense	883	407
Net income	$ 2,156	$ 1,579
Earnings per share since conversion:
Basic	$ 0.69	$ 0.51
Diluted	$ 0.69	$ 0.51